UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR/A


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------

                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


               Registrant's telephone number, including area code:
                                  252-972-9922


                    Date of fiscal year end: October 31, 2004
                                             ----------------


                   Date of reporting period: October 31, 2004
                                             ----------------



Explanatory Note


The registrant is filing this amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on January 3, 2005 in order to amend the audit fees and tax fees reported in Item 4 "Principal Accountant Fees and Services." This Form N-CSR/A also updates Item 12 "Exhibits" as required. Other than the aforementioned revisions, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR filed on January 3, 2005, or modify or update the disclosures therein, in any way.

Item 1. REPORTS TO STOCKHOLDERS.



________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Aggressive Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------



[BAR CHART HERE]

COMMON STOCKS - 97.13%

  Apparel Manufacturing - 5.01%                                       1,866,550
  Commercial Services - 1.67%                                           623,598
  Computer Software & Services - 11.71%                               4,362,433
  Computers - 1.58%                                                     587,340
  Cosmetics & Personal - 1.48%                                          551,190
  Electric - 2.12%                                                      791,560
  Electrical Components & Equipment - 1.79%                             666,900
  Electronics - Semiconductor - 8.49%                                 3,165,870
  Energy - 3.86%                                                      1,437,160
  Engineering & Construction - 1.52%                                    564,804
  Entertainment - 1.90%                                                 709,530
  Financial - Consumer Credit - 1.76%                                   655,720
  Financial - Non-Banks - 1.60%                                         597,335
  Healthcare - Services - 3.37%                                       1,254,249
  Homebuilders - 1.37%                                                  509,950
  Insurance - Life & Health - 1.15%                                     428,400
  Internet - 5.10%                                                    1,900,360
  Machinery - Diversified - 1.29%                                       481,127
  Media - 1.75%                                                         651,176
  Medical - Biotechnology - 1.38%                                       514,755
  Medical - Hospital Management & Services - 1.33%                      496,027
  Medical Supplies - 4.37%                                            1,629,497
  Oil & Gas - 4.77%                                                   1,777,760
  Packaging & Containers - 2.44%                                        908,000
  Pharmaceuticals - 3.94%                                             1,467,538
  Retail - 2.56%                                                        955,185
  Retail - Apparel - 3.06%                                            1,141,023
  Retail - Specialty Line - 3.40%                                     1,265,315
  Savings & Loans - 1.27%                                               475,200
  Telecommunications Equipment - 10.09%                               3,762,258
  Investment Company - 3.26%                                          1,214,106

      Liabilities in Excess of Other Assets - (0.39)%                 (143,259)
      Net Assets                                                     37,268,657

                                                               December 10, 2004


2004 FISCAL YEAR COMMENTARY


CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2003 to October 31, 2004


MARKET ENVIRONMENT. The Fund's fiscal year began with four consecutive months of gains, capping off a stock market rally that began in March of 2003 and subsided in early 2004. Since February 2004, there have been alternate periods of weakness and strength, and until recently the stock market could be described as `range-bound.' On the positive side, the economy was clearly in rebound mode and corporate earnings were on the rise as companies enjoyed the benefits of accelerating economic activity on the back of their cost cutting initiatives. Balanced against this were concerns about rising interest rates, rising oil prices, and the uncertainty associated with a very close presidential election. These offsetting forces resulted in a directionless market for the latter part of the Fund's fiscal year.

After a bout of nervousness that lasted through the Summer, investor sentiment began to improve in the Fall. With the culmination of the presidential election in November, investors began to come off the sidelines and revisit stocks. Corporate earnings developments showed that investor concern in the Summer was probably overblown, interest rates remained tame, and oil prices fell from their $55 per barrel highs. The stock market moved up and out of its 2004 trading range in early November, though it is still some 15% below the all-time highs it reached in mid-2000.


PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2003 and 2004 fiscal year-end holdings.^1

    ------------------------------------ -------------- --------------
                 Economic                    Fund           Fund
                  Sector                  10/31/2003     10/31/2004
    ------------------------------------ -------------- --------------
    Consumer Discretionary                         19%            20%
    Consumer Staples                                2%             1%
    Energy                                          4%             5%
    Financials                                      3%             6%
    Health Care                                    22%            14%
    Industrials                                     7%             8%
    Information Technology                         36%            36%
    Materials                                       5%             5%
    Telecom Services                                0%             1%
    Utilities                                       1%             2%
    Cash                                            1%             3%
    ------------------------------------ -------------- --------------
       Total                                      100%           100%
    ------------------------------------ -------------- --------------

_______________________
^1 For sector  classifications,  the Standard & Poor's Global Industry
   Classification Standard (GICS) is used.

Sector weights in the Fund were principally unchanged during the fiscal year, with the exception of Health Care where exposure declined from approximately 22% to 14%. Holdings were reduced broadly throughout that sector, particularly in the Biotechnology and Equipment areas.

In our recent quarterly letters we have highlighted the fact that the Fund's Technology positions dragged its performance during the latter part of 2004. The sell-off in smaller cap Technology companies was particularly intense in July and August, and accounted for the Fund's losses in the most recent calendar quarter. Investor tone with regard to Technology improved markedly in September and October, allowing many of the Fund's Technology related positions to rebound and allowing the Fund to finish the fiscal year on a positive note. While losses in Technology caused the Fund to suffer overall losses for the fiscal year, performance outside of Technology was encouraging. Outside of its Technology related positions, the Fund was nicely positive and outpaced the smaller cap growth universe in performance by a solid margin.

Materials, Energy, and Consumer Discretionary were the most important contributors to Fund profits during the fiscal year. Profits in Materials came from outsized appreciation in the Consul Energy and Crown Holdings positions. The Fund's Energy positions were up over 60% in aggregate, with seven out of the Fund's eight Energy related positions delivering profits. Profits in Consumer Discretionary were broadly based, though Consumer Durables and Media were the best performing segments within that sector.

The Fund's most important individual contributors to profits this fiscal year included: Cognizant Technology Solutions (computer services), Consol Energy
(coal), Activision (entertainment software), Epicor Software (enterprise software), and American Medical Systems (medical products). Notable detractors included LTX Corp. (semiconductor), Casual Male Retail Group (apparel), Wet Seal (apparel), Conexant Systems (semiconductors), and Tripath Technology (semiconductors).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to have normalized, evidenced by GDP (Gross Domestic Product) growth which has tapered from a torrid rate of 7.4% last fall to a more normal 3.7% rate at the end of September 2004. Unemployment has fallen from a high of 6.3% in June 2003 to 5.5% in October 2004, showing steady but gradual improvement; and while the Payroll data has been less consistent, it too has shown progress in recent months.

Consumer behavior appears solid as we near the all-important Christmas season, although luxury retailers are doing better than discounters. Consumers may feel pinched as the benefits of tax breaks fade after April 2005. And while oil has moved down from its $55 per barrel peak, the futures markets indicate expectations of $30+ per barrel for the foreseeable future. If this proves correct it will continue to damp consumer spending, particularly for the less affluent consumer.

It appears as though interest rates will continue to have an upward bias, and we believe the Fed has not completed its rate hikes. Given the combination of budget and trade deficits and a weaker dollar, we would not be surprised to see 10 year Treasury rates reach 5% in the coming months (compared to current rates of 4 1/4%). While none of this will necessarily undermine corporate profits or the broader economy, it has served to create a generally cautious outlook on the part of investors.

We have thought for some time that we are in a moderate growth economy and muted market environment, and we continue to believe that investment success will depend upon the identification of individual companies that can outperform their peers. This compares to prior periods where changes in the economic condition were as important to investors as changes occurring within individual companies.

While other investment approaches might focus on economic factors, we concentrate on business prospects at the portfolio company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into the Fund's portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
___________________________                     ___________________________
W. Whitfield Gardner                            John L. Lewis, IV


































          Underwriter and Distributor: Capital Investment Group, Inc.,
                      P.O. Box 4365, Rocky Mount, NC 27803
                              Phone (800) 773-3863

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

            For the period from October 31, 1994 to October 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                  The Chesapeake            S&P 500 Total          Russell
              Aggressive Growth Fund        Return Index         2000 Index
--------------------------------------------------------------------------------
  10/31/1994          $25,000                 $25,000             $25,000
   4/30/1995           26,019                  26,093              27,617
  10/31/1995           33,000                  29,238              31,610
   4/30/1996           34,469                  34,633              35,961
  10/31/1996           31,564                  34,134              39,227
   4/30/1997           32,139                  34,654              44,999
  10/31/1997           41,748                  44,065              51,823
   4/30/1998           44,521                  49,413              63,479
  10/31/1998           31,792                  38,938              63,220
   4/30/1999           36,500                  44,875              77,332
  10/31/1999           42,718                  44,755              79,448
   4/30/2000           59,163                  53,198              85,164
  10/31/2000           52,106                  52,636              84,287
   4/30/2001           45,298                  51,732              74,117
  10/31/2001           34,398                  46,036              63,296
   4/30/2002           38,834                  55,268              64,758
  10/31/2002           27,838                  40,715              53,735
   4/30/2003           28,901                  43,795              56,141
  10/31/2003           38,601                  58,376              64,912
   4/30/2004           37,140                  62,203              68,984
  10/31/2004           36,309                  65,259              71,028


This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

-------------------------------- --------------- -------------- ---------------

                                     One Year      Five Years      Ten Years
-------------------------------- --------------- -------------- ---------------
         No Sales Load               (5.94)%         (3.20)%         4.12 %
-------------------------------- --------------- -------------- ---------------
    3.00% Maximum Sales Load         (8.76)%         (3.79)%         3.80 %
-------------------------------- --------------- -------------- ---------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at October 31, 1994. All dividends and distributions are reinvested.

>>   At October 31, 2004,  the value of the Fund would have increased to $36,309
     - a cumulative total investment return of 45.24% since October 31, 1994. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $37,432 - a cumulative total investment return of 49.73% since October 31, 1994. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $71,028 - a cumulative total investment return of 184.11% since October 31, 1994; while the value of a similar investment in the Russell 2000 Index would have increased to $65,259 - a cumulative total investment return of 161.04% since October 31, 1994.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.13%

Apparel Manufacturing - 5.01%
  (a)Deckers Outdoor Corp. .......................................................                 24,500              $    927,570
     Jones Apparel Group, Inc. ...................................................                 26,600                   938,980
                                                                                                                       ------------
                                                                                                                          1,866,550
                                                                                                                       ------------
Commercial Services - 1.67%
  (a)Laureate Education Inc. .....................................................                 15,900                   623,598
                                                                                                                       ------------

Computer Software & Services - 11.71%
  (a)Activision, Inc .............................................................                 40,100                   580,648
  (a)Chordiant Software Inc. .....................................................                173,600                   427,056
  (a)Cognizant Technology Solutions Corporation ..................................                 35,600                 1,210,400
  (a)Epicor Software Corporation .................................................                 66,300                 1,019,031
  (a)OpenTV Corporation ..........................................................                197,700                   636,594
  (a)Radisys Corp. ...............................................................                 36,800                   488,704
                                                                                                                       ------------
                                                                                                                          4,362,433
                                                                                                                        ------------
Computers - 1.58%
  (a)Extreme Networks ............................................................                100,400                   587,340
                                                                                                                       ------------

Cosmetics & Personal - 1.48%
     Nu Skin Enterprises, Inc. ...................................................                 28,500                   551,190
                                                                                                                       ------------

Electric - 2.12%
  (a)Reliant Energy Inc. .........................................................                 77,000                   791,560
                                                                                                                       ------------

Electrical Components & Equipment - 1.79%
  (a)Power-One Inc. ..............................................................                 95,000                   666,900
                                                                                                                       ------------

Electronics - Semiconductor - 8.49%
  (a)Axcelis Technologies Inc. ...................................................                 55,300                   475,580
  (a)FSI International Inc. ......................................................                 75,300                   351,274
  (a)Integrated Device Technology Inc. ...........................................                 12,000                   141,120
  (a)LTX Corporation .............................................................                102,900                   668,850
  (a)PowerDsine Ltd. .............................................................                 57,600                   741,312
  (a)Rudolph Technologies Inc. ...................................................                 25,800                   389,064
  (a)Silicon Image, Inc. .........................................................                 29,100                   398,670
                                                                                                                       ------------
                                                                                                                          3,165,870
                                                                                                                       ------------
Energy - 3.86%
     CONSOL Energy Inc. ..........................................................                 27,700                   980,580
  (a)Quantum FuelSystems Technologies Worldwide Inc. .............................                 61,700                   456,580
                                                                                                                       ------------
                                                                                                                          1,437,160
                                                                                                                       ------------
Engineering & Construction - 1.52%
     Infrasource Services Inc ....................................................                 54,100                   564,804
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Entertainment - 1.90%
  (a)Scientific Games Corp. ......................................................                 33,500              $    709,530
                                                                                                                       ------------

Financial - Consumer Credit - 1.76%
  (a)AmeriCredit Corporation .....................................................                 33,800                   655,720
                                                                                                                       ------------

Financial - Non-Banks - 1.60%
     American Capital Strategies, Ltd. ...........................................                 19,300                   597,335
                                                                                                                       ------------

Healthcare - Services - 3.37%
  (a)American Healthways Inc. ....................................................                 21,600                   651,888
  (a)Centene Corp. ...............................................................                 12,700                   602,361
                                                                                                                       ------------
                                                                                                                          1,254,249
                                                                                                                       ------------
Homebuilders - 1.37%
     KB Home .....................................................................                  6,200                   509,950
                                                                                                                       ------------

Insurance - Life & Health - 1.15%
  (a)Quanta Capital Holdings Ltd. ................................................                 47,600                   428,400
                                                                                                                       ------------

Internet - 5.10%
  (a)Interwoven Inc. .............................................................                 76,200                   691,134
  (a)RADWARE Ltd. ................................................................                 30,300                   748,410
     Stamps.com Inc. .............................................................                 33,200                   460,816
                                                                                                                       ------------
                                                                                                                          1,900,360
                                                                                                                       ------------
Machinery - Diversified - 1.29%
     Briggs & Stratton Corp. .....................................................                  6,700                   481,127
                                                                                                                       ------------

Media - 1.75%
  (a)Central European Media Enterprises Ltd. .....................................                 18,400                   651,176
                                                                                                                       ------------

Medical - Biotechnology - 1.38%
  (a)Telik, Inc. .................................................................                 27,900                   514,755
                                                                                                                       ------------

Medical - Hospital Management & Services - 1.33%
  (a)LifePoint Hospitals, Inc. ...................................................                 15,300                   496,026
  (a)Medical Resources, Inc. .....................................................                  4,885                         1
                                                                                                                       ------------
                                                                                                                            496,027
                                                                                                                       ------------
Medical Supplies - 4.37%
  (a)American Medical Systems Holdings, Inc. .....................................                 10,900                   404,390
  (a)INAMED Corporation ..........................................................                 23,050                 1,225,107
                                                                                                                       ------------
                                                                                                                          1,629,497
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Oil & Gas - 4.77%
  (a)Forest Oil Corp. ..........................................................                   21,600              $    658,800
  (a)Meridian Resource Corp. ...................................................                   68,400                   550,620
     Range Resources Corp. .....................................................                   36,200                   568,340
                                                                                                                       ------------
                                                                                                                          1,777,760
                                                                                                                       ------------
Packaging & Containers - 2.44%
  (a)Crown Holdings, Inc. ......................................................                   80,000                   908,000
                                                                                                                       ------------

Pharmaceuticals - 3.94%
  (a)Axcan Pharma Inc. .........................................................                   30,100                   455,413
  (a)QLT Inc. ..................................................................                   22,300                   371,295
  (a)United Therapeutics Corp. .................................................                   20,500                   640,830
                                                                                                                       ------------
                                                                                                                          1,467,538
                                                                                                                       ------------
Retail - 2.56%
  (a)Charming Shoppes ..........................................................                   64,500                   492,135
  (a)Childrens Place ...........................................................                   15,000                   463,050
                                                                                                                       ------------
                                                                                                                            955,185
                                                                                                                       ------------
Retail - Apparel - 3.06%
  (a)AnnTaylor Stores Corporation ..............................................                   26,550                   596,313
  (a)Casual Male Retail Group, Inc. ............................................                  108,400                   544,710
                                                                                                                       ------------
                                                                                                                          1,141,023
                                                                                                                       ------------
Retail - Specialty Line - 3.40%
     Circuit City Stores - Circuit City Group ..................................                   43,300                   703,625
     PEP Boys - Manny Moe & Jack ...............................................                   39,500                   561,690
                                                                                                                       ------------
                                                                                                                          1,265,315
                                                                                                                       ------------
Savings & Loans - 1.27%
  (a)Franklin Bank Corp. .......................................................                   28,800                   475,200
                                                                                                                       ------------

Telecommunications Equipment - 10.09%
  (a)Arris Group Inc. ..........................................................                   19,200                   424,080
  (a)AudioCodes Ltd. ...........................................................                   23,600                   311,048
  (a)Foundry Networks Inc. .....................................................                   34,600                   419,698
  (a)NMS Communications Corp. ..................................................                   98,700                   430,826
  (a)Polycom Inc. ..............................................................                   25,600                   528,640
  (a)PTEK Holdings Inc. ........................................................                   47,400                   472,104
  (a)SafeNet Inc. ..............................................................                   21,400                   655,482
  (a)Sonus Networks, Inc. ......................................................                   88,200                   520,380
                                                                                                                       ------------
                                                                                                                          3,762,258
                                                                                                                       ------------


     Total Common Stocks (Cost $31,368,309) .............................................................                36,197,810
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 3.26%

      AIM Liquid Assets Portfolio - Institutional Class ........................                1,214,106              $  1,214,106
           (Cost $1,214,106)                                                                                           ------------


Total Value of Investments (Cost $32,582,415 (b)) ..............................                   100.39 %            $ 37,411,916
Liabilities in Excess of Other Assets ..........................................                    (0.39)%                (143,259)
                                                                                                 --------              ------------
      Net Assets ...............................................................                   100.00 %            $ 37,268,657
                                                                                                 ========              ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,076,341. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation .........................................                           $  7,257,985
           Aggregate gross unrealized depreciation .........................................                             (2,922,410)
                                                                                                                       ------------

                       Net unrealized appreciation .........................................                           $  4,335,575
                                                                                                                       ============






















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2004


ASSETS
      Investments, at value (cost $32,582,415) ........................................................                $ 37,411,916
      Cash ............................................................................................                         124
      Income receivable ...............................................................................                         724
      Receivable for investments sold .................................................................                     432,965
      Other asset .....................................................................................                       2,604
                                                                                                                       ------------

           Total assets ...............................................................................                  37,848,333
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      31,572
      Payable for investment purchases ................................................................                     547,578
      Other liabilities ...............................................................................                         526
                                                                                                                       ------------

           Total liabilities ..........................................................................                     579,676
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,401,249 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 37,268,657
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($37,268,657 / 3,401,249 shares) ................................................................                $      10.96
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 97 of $10.96) ............................................................................                $      11.30
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 33,356,489
      Accumulated net realized loss on investments ....................................................                    (917,333)
      Net unrealized appreciation on investments ......................................................                   4,829,501
                                                                                                                       ------------
                                                                                                                       $ 37,268,657
                                                                                                                       ============
















See accompanying notes to financial statements

                                             THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    170,243
           Miscellaneous ................................................................................                       982
                                                                                                                       ------------

               Total income .............................................................................                   171,225
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   673,299
           Fund administration fees (note 2) ............................................................                    90,398
           Custody fees (note 2) ........................................................................                    16,532
           Registration and filing administration fees (note 2) .........................................                     5,855
           Fund accounting fees (note 2) ................................................................                    32,386
           Audit and tax preparation fees ...............................................................                    25,627
           Legal fees ...................................................................................                     5,360
           Securities pricing fees ......................................................................                     6,391
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Shareholder administrative fees (note 2) .....................................................                    50,000
           Shareholder servicing expenses ...............................................................                     4,847
           Registration and filing expenses .............................................................                    11,582
           Printing expenses ............................................................................                       498
           Trustee fees and meeting expenses ............................................................                     8,100
           Other operating expenses .....................................................................                     7,806
                                                                                                                       ------------

               Total expenses ...........................................................................                   956,681

                    Less expense reimbursements (note 5) ................................................                   (21,133)
                                                                                                                       ------------

               Net expenses .............................................................................                   935,548
                                                                                                                       ------------

                    Net investment loss .................................................................                  (764,323)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 5,453,790
      Change in unrealized appreciation on investments ..................................................                (8,698,302)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ..............................................                (3,244,512)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations .....................................              $ (4,008,835)
                                                                                                                       ============






See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,

                                                                                       --------------------------------------------
                                                                                                    2004                  2003
                                                                                       --------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                   $   (764,323)          $   (745,698)
         Net realized gain from investment transactions .....................                      5,453,790                341,981
         Change in unrealized appreciation on investments ...................                     (8,698,302)            18,279,139
                                                                                                ------------           ------------

              Net (decrease) increase in net assets resulting from operations                     (4,008,835)            17,875,422
                                                                                                ------------           ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                    (17,626,244)           (26,731,256)
                                                                                                ------------           ------------

                     Total decrease in net assets ...........................                    (21,635,079)            (8,855,834)

NET ASSETS

     Beginning of year ......................................................                     58,903,736             67,759,570
                                                                                                ------------           ------------

     End of year ............................................................                   $ 37,268,657           $ 58,903,736
                                                                                                ============           ============


(a) A summary of capital share activity follows:

                                                          --------------------------------------------------------------------------
                                                                        2004                                    2003
                                                              Shares             Value                 Shares           Value
                                                          --------------------------------------------------------------------------
Shares sold .......................................              73,813      $     836,588              486,449       $   4,313,043

Shares redeemed ...................................          (1,739,904)       (18,462,832)          (3,500,998)        (31,044,299)
                                                          -------------      -------------       --------------       -------------

     Net decrease .................................          (1,666,091)     $ (17,626,244)          (3,014,549)      $ (26,731,256)
                                                          =============      =============       ==============       =============














See accompanying notes to financial statements



                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  August 31 ,   August 31,
                                                          2004         2003        2002         2001 (a)      2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............     $   11.62    $    8.38    $   10.95    $   12.55    $   26.52    $  16.81

     (Loss) income from investment operations
         Net investment loss ......................         (0.22)       (0.15)       (0.17)       (0.02)       (0.17)      (0.34)
         Net realized and unrealized (loss) gain on
          investments .............................         (0.44)        3.39        (1.78)       (1.58)       (9.05)      10.72
                                                        ---------    ---------    ---------    ---------    ---------    --------

              Total from investment operations ....         (0.66)        3.24        (1.95)       (1.60)       (9.22)      10.38
                                                        ---------    ---------    ---------    ---------    ---------    --------

     Distributions to shareholders from
         Net realized gain from investment transactions      0.00         0.00        (0.62)        0.00        (4.75)      (0.67)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period ...................      $   10.96    $   11.62    $    8.38    $   10.95    $   12.55    $  26.52
                                                        =========    =========    =========    =========    =========    ========

Total return (c) .................................          (5.94)%      38.66 %     (19.07)%     (12.75)%     (38.06)%     63.18 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
     Net assets, end of period (000's) ...........      $  37,269    $  58,904    $  67,760    $ 135,159    $ 162,311    $318,368
                                                        =========    =========    =========    =========    =========    ========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees       1.78 %       1.77 %       1.59 %       1.67 %(b)    1.48 %      1.42 %
         After expense reimbursements and waived fees        1.74 %       1.73 %       1.56 %       1.65 %(b)    1.47 %      1.40 %
     Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees      (1.46)%      (1.35)%      (1.28)%      (1.22)%(b)   (1.11)%     (1.24)%
         After expense reimbursements and waived fees       (1.42)%      (1.31)%      (1.25)%      (1.20)%(b)   (1.10)%     (1.23)%

     Portfolio turnover rate                                95.40 %      84.23 %      70.10 %      14.66 %      84.73 %     82.00 %

(a)  For the period September 1, 2001 to October 31, 2001 (note 1).
(b)  Annualized.
(c)  Total return does not reflect payment of sales charges.

See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $423,407 which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $764,323 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.





                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended October 31, 2004, the Distributor retained no sales charges.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


                                                                    (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         Beginning            Ending
                                             Total     Account Value       Account Value    Expenses Paid
                                            Return    November 1, 2003   October 31, 2004  During Period*
                                            ------    ----------------   ----------------  --------------
Actual return of                            (5.94)%      $ 1,000.00          $   940.60        $ 16.88
Hypothetical return before expenses of       5.00 %      $ 1,000.00          $ 1,032.60        $ 17.68


  * Expenses are equal to the Fund's annualized expense ratio of 1.74% multiplied by the average account value over the period.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $50,617,032 and $69,167,601, respectively, for the year ended October 31, 2004.


NOTE 5 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $21,133 under these agreements.



                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $7,300 during the fiscal year ended October 31, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ----------- --------- --------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ----------- --------- --------------------------------------- ------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Jack E. Brinson, 72          Trustee     Since      Retired;  Previously,   President  of        3       Mr. Brinson serves as  an
                                         8/92       Brinson   Investment  Co.   (personal                Independent Trustee of the
                                                    investments)  and  President of                      following: The Nottingham
                                                    Brinson   Chevrolet,    Inc.                         Investment Trust II for the
                                                    (auto    dealership)                                 seven series of that trust;
                                                                                                         New  Providence Investment
                                                                                                         Trust for  the one series
                                                                                                         of   that  trust;  Hillman
                                                                                                         Capital         Management
                                                                                                         Investment  Trust  for the
                                                                                                         two series of  that trust;
                                                                                                         de  Leon  Funds  Trust for
                                                                                                         the  one  series  of  that
                                                                                                         trust;   MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for  the  one series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment  Trust
                                                                                                         II for the one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Theo H. Pitt, Jr., 68        Trustee     Since      Senior     Partner    of    Community        3       Mr.  Pitt  serves  as   an
                                         4/02       Financial  Institutions   Consulting,                Independent Trustee of the
                                                    since 1997; Account  Administrator of                following:  de Leon  Funds
                                                    Holden  Wealth  Management  Group  of                Trust for the one series of
                                                    Wachovia       Securities      (money                that Trust; Hillman Capital
                                                    management  firm),  since  September,                Management  Investment for
                                                    2003                                                 the  two  series  of  that
                                                                                                         Trust;        MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for the one  series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment Trust
                                                                                                         II for the  one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
W. Whitfield Gardner, 41     Chairman    Since      Chairman and Chief Executive  Officer        3                   None
Chief Executive Officer      and         6/96       of Gardner  Lewis  Asset  Management,
The Chesapeake Funds         Chief                  L.P.    (Advisor);    Chairman    and
285 Wilmington-West          Executive              Chief  Executive  Officer  of Gardner
Chester Pike                 Officer                Lewis    Asset    Management,    Inc.
Chadds Ford, Pennsylvania    (Principal             (investment advisor)
19317                        Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
*Basis of  Interestedness.  W.  Whitfield Gardner is an Interested Trustee because he is an officer and principal  owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ----------- ---------- --------------------------------------- ------------- --------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ----------- ---------- --------------------------------------- ------------- --------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
John L. Lewis, IV, 40        President   Since      President  of  Gardner   Lewis  Asset       n/a                  n/a
The Chesapeake Funds                     12/93      Management, L.P., since April 1990
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
C. Frank Watson, III, 34     Secretary   Secretary  President    and   Chief    Operating       n/a                  n/a
                             and         since      Officer  of  The  Nottingham  Company
                             Treasurer   5/96;      (Administrator  to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,   Chief  Operating
                             Financial   since      Officer of The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Julian G. Winters, 35        Assistant   Assistant  Vice      President,       Compliance       n/a                  n/a
                             Secretary   Secretary  Administration   of  The   Nottingham
                             and         since      Company, since 1998
                             Assistant   4/98;
                             Treasurer   Assistant
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
William D. Zantzinger, 42    Vice        Since      Manager of  Trading of Gardner  Lewis       n/a                  n/a
The Chesapeake Funds         President   12/93      Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


 /s/ Deloitte & Touche LLP

December 22, 2004

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust



                                  Annual Report



                       FOR THE YEAR ENDED OCTOBER 31, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


[BAR CHART HERE]

COMMON STOCKS - 99.81%

 Aerospace / Defense - 1.87%                              524,956
 Apparel - 6.37%                                        1,786,069
 Auto Parts & Equipment - 1.87%                           525,825
 Banks - 2.20%                                            616,096
 Coal - 2.20%                                             615,960
 Commercial Services - 3.51%                              985,728
 Diversified Financial Services - 10.32%                2,896,534
 Electric - 2.32%                                         651,752
 Energy - 1.57%                                           440,082
 Healthcare - Products - 13.00%                         3,647,813
 Homebuilders - 1.82%                                     509,950
 Internet - 3.84%                                       1,078,002
 Machinery - Diversified - 1.71%                          481,127
 Media - 1.63%                                            456,500
 Oil & Gas Services - 3.71%                             1,041,400
 Packaging & Containers - 3.12%                           875,085
 Pharmaceuticals - 4.01%                                1,124,614
 Retail - 1.74%                                           489,125
 Retail - Apparel - 3.17%                                 889,856
 Semiconductors - 7.56%                                 2,120,384
 Software - 7.38%                                       2,070,709
 Telecommunications - Equipment - 14.89%                4,177,656
 Investment Company - 0.13%                                37,587

   Other Assets Less Liabilities - 0.06%                   16,657
   Net Assets                                          28,059,467

                                                              December 10, 2004



2004 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2003 to October 31, 2004


MARKET ENVIRONMENT. The Fund's fiscal year began with four consecutive months of gains, capping off a stock market rally that began in March of 2003 and subsided in early 2004. Since February 2004, there have been alternate periods of weakness and strength, and until recently the stock market could be described as `range-bound.' On the positive side, the economy was clearly in rebound mode and corporate earnings were on the rise as companies enjoyed the benefits of accelerating economic activity on the back of their cost cutting initiatives. Balanced against this were concerns about rising interest rates, rising oil prices, and the uncertainty associated with a very close presidential election. These offsetting forces resulted in a directionless market for the latter part of the Fund's fiscal year.

After a bout of nervousness that lasted through the Summer, investor sentiment began to improve in the Fall. With the culmination of the presidential election in November, investors began to come off the sidelines and revisit stocks. Corporate earnings developments showed that investor concern in the Summer was probably overblown, interest rates remained tame, and oil prices fell from their $55 per barrel highs. The stock market moved up and out of its 2004 trading range in early November, though it is still some 15% below the all-time highs it reached in mid-2000.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2003 and 2004 fiscal year-end holdings.^1


------------------------------------ ------------- --------------
             Economic                     Fund          Fund
              Sector                   10/31/2003    10/31/2004
------------------------------------ ------------- --------------
Consumer Discretionary                        29%            18%
Consumer Staples                               2%             0%
Energy                                         3%             4%
Financials                                     5%            14%
Health Care                                   20%            18%
Industrials                                    2%             6%
Information Technology                        32%            31%
Materials                                      5%             7%
Telecom Services                               0%             0%
Utilities                                      1%             2%
Cash                                           1%             0%
------------------------------------ ------------- --------------
 Total                                       100%           100%
------------------------------------ ------------- --------------

______________________
^1 For sector classifications, the Standard & Poor's Global Industry
   Classification Standard (GICS) is used.

Information Technology, Health Care, and Consumer Discretionary represented the Fund's largest sector exposures during the fiscal year. Consumer Discretionary exposure declined from 29% to 18%, driven to a large degree by profit taking, and ultimately liquidation, in the Sears position, as well as a reduction in the Fund's investments in Homebuilders and Media related positions (which are holdings within the Consumer Discretionary sector).

All  sectors  in  the  Fund  were   profitable  with  exception  of  Information
Technology. Financials, Materials, and Consumer Staples were the most significant contributors to Fund profits. Profits in Financials were led by AmeriCredit, Capital One, and Moody's. Appreciation within the Materials and Energy sectors was over 50% in aggregate, with all of the Fund's holdings in those sectors contributing to profits. Losses in Technology came predominantly from semiconductor related investments.

The Fund's most important individual contributors to profits this fiscal year included: QUALCOMM (wireless equipment), Crown Holdings (containers), Consol Energy (coal), AmeriCredit (auto loans), and St. Jude medical (medical instruments). Notable detractors included: Conexant Systems (semiconductors), Foundry Networks (networking), SINA Corp. (web portals), and Agere Systems (semiconductors).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to have normalized, evidenced by GDP (Gross Domestic Product) growth which has tapered from a torrid rate of 7.4% last fall to a more normal 3.7% rate at the end of September 2004. Unemployment has fallen from a high of 6.3% in June 2003 to 5.5% in October 2004, showing steady but gradual improvement; and while the Payroll data has been less consistent, it too has shown progress in recent months.

Consumer behavior appears solid as we near the all-important Christmas season, although luxury retailers are doing better than discounters. Consumers may feel pinched as the benefits of tax breaks fade after April 2005. And while oil has moved down from its $55 per barrel peak, the futures markets indicate expectations of $30+ per barrel for the foreseeable future. If this proves correct it will continue to damp consumer spending, particularly for the less affluent consumer.

It appears as though interest rates will continue to have an upward bias, and we believe the Fed has not completed its rate hikes. Given the combination of budget and trade deficits and a weaker dollar, we would not be surprised to see 10 year Treasury rates reach 5% in the coming months (compared to current rates of 4 1/4%). While none of this will necessarily undermine corporate profits or the broader economy, it has served to create a generally cautious outlook on the part of investors.

We have thought for some time that we are in a moderate growth economy and muted market environment, and we continue to believe that investment success will depend upon the identification of individual companies that can outperform their peers. This compares to prior periods where changes in the economic condition were as important to investors as changes occurring within individual companies. While other investment approaches might focus on economic factors, we concentrate on business prospects at the portfolio company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into the Fund's portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
__________________________                      __________________________
W. Whitfield Gardner                            John L. Lewis, IV



















          Underwriter and Distributor: Capital Investment Group, Inc.,
                      P.O. Box 4365, Rocky Mount, NC 27803
                              Phone (800) 773-3863

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

            For the period from October 31, 1994 to October 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                The Chesapeake Growth          S&P 500 Total          Russell
              Fund Institutional Shares        Return Index         2000 Index
--------------------------------------------------------------------------------
 10/31/1994         $1,000,000                 $1,000,000           $1,000,000
  4/30/1995          1,057,453                  1,104,683            1,043,722
 10/31/1995          1,328,709                  1,264,417            1,169,500
  4/30/1996          1,395,986                  1,438,435            1,385,306
 10/31/1996          1,362,662                  1,569,072            1,365,391
  4/30/1997          1,399,588                  1,799,976            1,386,176
 10/31/1997          1,776,054                  2,072,937            1,762,620
  4/30/1998          1,919,415                  2,539,178            1,976,557
 10/31/1998          1,547,849                  2,528,799            1,557,553
  4/30/1999          1,909,861                  3,093,286            1,795,037
 10/31/1999          2,106,123                  3,177,925            1,790,258
  4/30/2000          3,214,358                  3,406,570            2,127,950
 10/31/2000          3,327,084                  3,371,495            2,105,480
  4/30/2001          2,530,905                  2,964,670            2,069,328
 10/31/2001          1,809,128                  2,531,857            1,841,473
  4/30/2002          1,884,268                  2,590,322            2,210,770
 10/31/2002          1,386,927                  2,149,389            1,628,624
  4/30/2003          1,405,694                  2,245,630            1,751,853
 10/31/2003          1,893,652                  2,596,470            2,335,077
  4/30/2004          1,934,941                  2,759,346            2,488,187
 10/31/2004          1,936,818                  2,841,116            2,610,428



This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

                --------------- ------------- --------------
                   One Year      Five Years     Ten Years
                --------------- ------------- --------------
                    2.28%         (1.66)%         6.83%
                --------------- ------------- --------------


>> The graph assumes an initial $1,000,000 investment at October 31, 1994. All dividends and distributions are reinvested.

>> At October 31, 2004, the value of the Fund's Institutional Shares would have increased to $1,936,818 - a cumulative total investment return of 93.68% since October 31, 1994.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $2,841,116 - a cumulative total investment return of 184.11%; while a similar investment in the Russell 2000 Index would have increased to $2,610,428 - a cumulative total investment return of 161.04% since October 31, 1994.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to October 31, 2004

[Line Graph Here]
--------------------------------------------------------------------------------
                The Chesapeake Growth         S&P 500 Total           Russell
                 Fund Class A Shares          Return Index          2000 Index
--------------------------------------------------------------------------------
   4/7/1995           $24,250                    $25,000              $25,000
  4/30/1995            24,456                     25,427               25,591
 10/31/1995            30,708                     29,104               28,675
  4/30/1996            32,202                     33,109               33,967
 10/31/1996            31,411                     36,116               33,478
  4/30/1997            32,181                     41,431               33,988
 10/31/1997            40,784                     47,714               43,218
  4/30/1998            44,010                     58,445               48,464
 10/31/1998            35,407                     58,206               38,190
  4/30/1999            43,597                     71,199               44,013
 10/31/1999            47,996                     73,148               43,896
  4/30/2000            73,119                     78,410               52,176
 10/31/2000            75,551                     77,603               51,625
  4/30/2001            57,363                     68,239               50,738
 10/31/2001            40,917                     58,277               45,152
  4/30/2002            42,463                     59,622               54,206
 10/31/2002            31,119                     49,473               39,933
  4/30/2003            31,428                     51,689               42,954
 10/31/2003            42,110                     59,764               57,254
  4/30/2004            42,993                     63,513               61,009
 10/31/2004            42,949                     65,395               64,006


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

----------------------------------- ------------ ------------ ------------------
                                                                Since 04/07/95
                                                               (Commencement of
                                      One Year    Five Years      Operations)
----------------------------------- ------------ ------------ ------------------
          No Sales Load                1.99 %       (2.20)%          6.15 %
----------------------------------- ------------ ------------ ------------------
     3.00% Maximum Sales Load         (1.07)%       (2.79)%          5.81 %
----------------------------------- ------------ ------------ ------------------

>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At October 31, 2004, the value of the Fund's Class A Investor Shares would have increased to $42,949 - a cumulative total investment return of 71.79% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Fund's Class A Investor Shares would have increased to $44,277 - a cumulative total investment return of 77.11% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $65,395 - a cumulative total investment return of 161.58%; while a similar investment in the Russell 2000 Index would have increased to $64,006 - a cumulative total investment return of 156.02% since April 7, 1995.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.81%

Aerospace / Defense - 1.87%
     Rockwell Collins, Inc. ..................................................                     14,800              $    524,956
                                                                                                                       ------------

Apparel - 6.37%
     Jones Apparel Group, Inc. ...............................................                     32,400                 1,143,720
     Nike, Inc. ..............................................................                      7,900                   642,349
                                                                                                                       ------------
                                                                                                                          1,786,069
                                                                                                                       ------------
Auto Parts & Equipment - 1.87%
     Autoliv, Inc. ...........................................................                     12,300                   525,825
                                                                                                                       ------------

Banks - 2.20%
     Commerce Bancorp, Inc. ..................................................                     10,400                   616,096
                                                                                                                       ------------

Coal - 2.20%
     CONSOL Energy Inc. ......................................................                     17,400                   615,960
                                                                                                                       ------------

Commercial Services - 3.51%
     Cendant Corporation .....................................................                     25,200                   518,868
     Moody's Corporation .....................................................                      6,000                   466,860
                                                                                                                       ------------
                                                                                                                            985,728
                                                                                                                       ------------
Diversified Financial Services - 10.32%
     American Capital Strategies, Ltd. .......................................                     13,200                   408,540
  (a)AmeriCredit Corporation .................................................                     39,000                   756,600
     Capital One Financial Corporation .......................................                      9,500                   700,720
  (a)E*TRADE Financial Group, Inc. ...........................................                     35,800                   461,820
     T. Rowe Price Group, Inc. ...............................................                     10,200                   568,854
                                                                                                                       ------------
                                                                                                                          2,896,534
                                                                                                                       ------------
Electric - 2.32%
  (a)Reliant Energy Inc. .....................................................                     63,400                   651,752
                                                                                                                       ------------

Energy - 1.57%
     Peabody Energy Corporation ..............................................                      6,900                   440,082
                                                                                                                       ------------

Healthcare - Products - 13.00%
  (a)Boston Scientific Corporation ...........................................                     29,000                 1,023,700
  (a)INAMED Corporation ......................................................                     16,900                   898,235
  (a)St. Jude Medical, Inc. ..................................................                     11,900                   911,183
  (a)Zimmer Holdings, Inc. ...................................................                     10,500                   814,695
                                                                                                                       ------------
                                                                                                                          3,647,813
                                                                                                                       ------------
Homebuilders - 1.82%
     KB Home .................................................................                      6,200                   509,950
                                                                                                                       ------------



                                                                                                                      (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Internet - 3.84%
  (a)Amazon.com, Inc. ............................................................                  9,400              $    320,822
  (a)CheckFree Corporation .......................................................                 11,500                   356,500
  (a)WebMD Corporation ...........................................................                 53,000                   400,680
                                                                                                                       ------------
                                                                                                                          1,078,002
                                                                                                                       ------------
Machinery - Diversified - 1.71%
     Briggs & Stratton Corporation ...............................................                  6,700                   481,127
                                                                                                                       ------------

Media - 1.63%
     Grupo Televisa SA - ADR .....................................................                  8,300                   456,500
                                                                                                                       ------------

Oil & Gas Services - 3.71%
     BJ Services Company .........................................................                  8,100                   413,100
  (a)Forest Oil Corporation ......................................................                 20,600                   628,300
                                                                                                                       ------------
                                                                                                                          1,041,400
                                                                                                                       ------------
Packaging & Containers - 3.12%
  (a)Crown Holdings Inc. .........................................................                 77,100                   875,085
                                                                                                                       ------------

Pharmaceuticals - 4.01%
  (a)Caremark Rx, Inc. ...........................................................                 20,200                   605,394
     Teva Pharmaceuticals Industries Ltd. - ADR ..................................                 19,970                   519,220
                                                                                                                       ------------
                                                                                                                          1,124,614
                                                                                                                       ------------
Retail - 1.74%
     Circuit City Stores, Inc. ...................................................                 30,100                   489,125
                                                                                                                       ------------

Retail - Apparel - 3.17%
     Foot Locker, Inc. ...........................................................                 17,600                   429,440
     TJX Companies, Inc. .........................................................                 19,200                   460,416
                                                                                                                       ------------
                                                                                                                            889,856
                                                                                                                       ------------
Semiconductors - 7.56%
  (a)Applied Materials, Inc. .....................................................                 25,700                   413,770
     Microchip Technology, Inc. ..................................................                 25,200                   762,300
  (a)Micron Technology, Inc. .....................................................                 33,200                   404,376
  (a)NVIDIA Corporation ..........................................................                 16,600                   240,202
  (a)Teradyne, Inc. ..............................................................                 18,100                   299,736
                                                                                                                       ------------
                                                                                                                          2,120,384
                                                                                                                       ------------
Software - 7.38%
  (a)Activision, Inc. ............................................................                 41,300                   598,024
  (a)BMC Software, Inc. ..........................................................                 27,000                   510,840
  (a)Electronic Arts, Inc. .......................................................                  7,200                   323,424
  (a)Mercury Interactive Corporation .............................................                 14,700                   638,421
                                                                                                                       ------------
                                                                                                                         2,070,709
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - Equipment - 14.89%
        (a)Comverse Technology, Inc. .................................................             32,300              $    666,672
        (a)Corning Inc. ..............................................................             52,100                   596,545
        (a)Foundry Networks, Inc. ....................................................             37,000                   448,810
        (a)Juniper Networks, Inc. ....................................................             24,100                   641,301
           Motorola, Inc. ............................................................             38,500                   664,510
        (a)Polycom, Inc. .............................................................             26,200                   541,030
           QUALCOMM, Inc. ............................................................             14,800                   618,788
                                                                                                                       ------------
                                                                                                                          4,177,656
                                                                                                                       ------------

           Total Common Stocks (Cost $22,434,888) ....................................                                   28,005,223
                                                                                                                       ------------

INVESTMENT COMPANY - 0.13%

           AIM Liquid Assets Portfolio - Institutional Class .........................             37,587                    37,587
           (Cost $37,587)                                                                                              ------------


Total Value of Investments (Cost $22,472,475 (b)) ....................................              99.94 %            $ 28,042,810
Other Assets Less Liabilities ........................................................               0.06 %                  16,657
                                                                                                 --------              ------------
      Net Assets .....................................................................             100.00 %            $ 28,059,467
                                                                                                 ========              ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $22,541,133. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

                Aggregate gross unrealized appreciation .................................................              $  6,606,968
                Aggregate gross unrealized depreciation .................................................                (1,105,291)
                                                                                                                       ------------

                        Net unrealized appreciation .....................................................              $  5,501,677
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2004


ASSETS
      Investments, at value (cost $22,472,475) .........................................................               $ 28,042,810
      Cash .............................................................................................                     47,489
      Income receivable ................................................................................                        348
      Receivable for investments sold ..................................................................                    180,471
      Other asset ......................................................................................                      4,724
                                                                                                                       ------------

           Total assets ................................................................................                 28,275,842
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     34,921
      Payable for investment purchases .................................................................                    109,710
      Payable for fund shares redeemed .................................................................                     53,492
      Other liability ..................................................................................                     18,252
                                                                                                                       ------------

           Total liabilities ...........................................................................                    216,375
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 28,059,467
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 97,338,978
      Accumulated net realized loss on investments .....................................................                (74,849,846)
      Net unrealized appreciation on investments .......................................................                  5,570,335
                                                                                                                       ------------
                                                                                                                       $ 28,059,467
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($21,281,836 / 2,059,342 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .....................................               $      10.33
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($6,777,631 / 695,282 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .....................................               $       9.75
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $9.75) .............................................               $      10.05
                                                                                                                       ============













See accompanying notes to financial statements

                                                   THE CHESAPEAKE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................            $    124,939
           Miscellaneous ..................................................................................                   5,227
                                                                                                                       ------------

               Total income ...............................................................................                 130,166
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ..............................................................                 308,618
           Fund administration fees (note 2) ..............................................................                  23,146
           Distribution and service fees - Class A Investor Shares (note 3) ...............................                  19,393
           Custody fees (note 2) ..........................................................................                   9,435
           Registration and filing administration fees (note 2) ...........................................                  10,264
           Fund accounting fees (note 2) ..................................................................                  57,086
           Audit and tax preparation fees .................................................................                  25,828
           Legal fees .....................................................................................                  14,379
           Securities pricing fees ........................................................................                   4,451
           Shareholder recordkeeping fees (note 2) ........................................................                  27,000
           Shareholder administration fees (note 2) .......................................................                  25,000
           Shareholder servicing expenses .................................................................                   3,419
           Registration and filing expenses ...............................................................                  18,294
           Printing expenses ..............................................................................                   8,141
           Trustee fees and meeting expenses ..............................................................                   8,122
           Other operating expenses .......................................................................                   1,999
                                                                                                                       ------------

               Total expenses .............................................................................                 564,575

                    Less expense reimbursements (note 6) ..................................................                 (20,141)
                                                                                                                       ------------

               Net expenses ...............................................................................                 544,434
                                                                                                                       ------------

                    Net investment loss ...................................................................                (414,268)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................               5,664,457
      Change in unrealized appreciation on investments ....................................................              (4,588,772)
                                                                                                                       ------------

           Net realized and unrealized gain on investments ................................................               1,075,685
                                                                                                                       ------------

               Net increase in net assets resulting from operations .......................................            $    661,417
                                                                                                                       ============





See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,

                                                                                ----------------------------------------------------
                                                                                                 2004                      2003
                                                                                ----------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................           $    (414,268)            $    (864,845)
         Net realized gain from investment transactions .........................               5,664,457                 9,261,725
         Change in unrealized appreciation on investments .......................              (4,588,772)               22,340,988
                                                                                            -------------             -------------
              Net increase in net assets resulting from operations ..............                 661,417                30,737,868
                                                                                            -------------             -------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) ...             (10,639,888)             (121,746,558)
                                                                                            -------------             -------------

                     Total decrease in net assets ...............................              (9,978,471)              (91,008,690)

NET ASSETS
     Beginning of year ..........................................................              38,037,938               129,046,628
                                                                                            -------------             -------------

     End of year ................................................................           $  28,059,467             $  38,037,938
                                                                                            =============             =============



(a) A summary of capital share activity follows:
                                                          --------------------------------------------------------------------------
                                                                        2004                                   2003
                                                              Shares            Value                Shares              Value
                                                          --------------------------------------------------------------------------
----------------------------------------------------
               INSTITUTIONAL SHARES
----------------------------------------------------
Shares sold .....................................                50,227      $     516,257              744,038       $   5,403,620
Shares redeemed .................................              (908,612)        (9,154,307)          (3,723,533)        (28,986,359)
                                                          -------------      -------------       --------------       -------------
     Net decrease ...............................              (858,385)     $  (8,638,050)          (2,979,495)      $ (23,582,739)
                                                          =============      =============       ==============       =============
----------------------------------------------------
              CLASS A INVESTOR SHARES
----------------------------------------------------
Shares sold .....................................                 6,464      $      62,013              103,500       $     739,120
Shares redeemed .................................              (210,940)        (2,063,851)            (402,864)         (3,146,602)
                                                          -------------      -------------       --------------       -------------
     Net decrease ...............................              (204,476)     $  (2,001,838)            (299,364)      $  (2,407,482)
                                                          =============      =============       ==============       =============
----------------------------------------------------
          SUPER-INSTITUTIONAL SHARES (b)
----------------------------------------------------
Shares sold .....................................                     0      $           0                    0       $           0
Shares redeemed .................................                     0                  0          (10,270,512)        (95,756,337)
                                                          -------------      -------------       --------------       -------------
     Net decrease ...............................                     0      $           0          (10,270,512)      $ (95,756,337)
                                                          =============      =============       ==============       =============
----------------------------------------------------
                   FUND SUMMARY
----------------------------------------------------
Shares sold .....................................                56,691       $    578,270              847,538       $   6,142,740
Shares redeemed .................................            (1,119,552)       (11,218,158)         (14,396,909)       (127,889,298)
                                                           ------------       ------------        -------------        ------------
     Net decrease ...............................            (1,062,861)     $ (10,639,888)         (13,549,371)      $(121,746,558)
                                                          =============      =============       ==============       =============

(b) The Super-Institutional Shares were liquidated on September 17, 2003.





See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  February 28, February 29,
                                                          2004         2003        2002         2001 (a)     2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................. $   10.09    $    7.39    $    9.65    $   13.35    $   33.08   $   16.60

      Income (loss) from investment operations
           Net investment loss ........................     (0.14)       (0.10)       (0.09)       (0.06)       (0.15)      (0.21)
           Net realized and unrealized gain (loss)
            on investments ............................      0.38         2.80        (2.16)       (3.64)       (8.38)      17.92
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.24         2.70        (2.25)       (3.70)       (8.53)      17.71
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period ........................ $   10.33    $   10.09    $    7.39    $    9.65    $   13.35    $  33.08
                                                        =========    =========    =========    =========    =========    ========

Total return ..........................................      2.28 %      36.54 %     (23.34)%     (27.72)%     (32.25)%    110.91 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ............... $  21,282    $  29,451    $  43,565    $  58,667    $  75,221    $120,416
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.77 %       1.35 %       1.26 %       1.23 %(b)    1.18 %      1.21 %
           After expense reimbursements and waived fees      1.70 %       1.25 %       1.20 %       1.20 %(b)    1.17 %      1.17 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.34)%      (0.96)%      (1.03)%      (0.78)%(b)   (0.95)%     (1.03)%
           After expense reimbursements and waived fees     (1.28)%      (0.86)%      (0.97)%      (0.74)%(b)   (0.93)%     (1.00)%

      Portfolio turnover rate ..........................    78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.
                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  February 28, February 29,
                                                          2004         2003        2002         2001 (a)     2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................. $    9.54    $    7.05    $    9.28    $   12.88    $   32.47    $  16.37

      Income (loss) from investment operations
           Net investment loss ........................     (0.17)       (0.16)       (0.17)       (0.11)       (0.22)      (0.33)
           Net realized and unrealized gain (loss)
            on investments ............................      0.38         2.65        (2.05)       (3.49)       (8.17)      17.66
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.21         2.49        (2.22)       (3.60)       (8.39)      17.33
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period .......................  $    9.75    $    9.54    $    7.05    $    9.28    $   12.88    $  32.47
                                                        =========    =========    =========    =========    =========    ========

Total return (c) .....................................       1.99 %      35.32 %     (23.95)%     (27.89)%     (32.52)%    110.07 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............  $   6,778    $   8,587    $   8,452    $  15,225    $  25,779    $ 33,200
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     2.02 %       2.25 %       1.93 %       1.72 %(b)    1.53 %      1.59 %
           After expense reimbursements and waived fees      1.95 %       2.16 %       1.87 %       1.69 %(b)    1.51 %      1.56 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.60)%      (1.86)%      (1.69)%      (1.27)%(b)   (1.29)%     (1.41)%
           After expense reimbursements and waived fees     (1.54)%      (1.77)%      (1.63)%      (1.23)%(b)   (1.28)%     (1.38)%

      Portfolio turnover rate ........................      78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.
(c)   Total return does not reflect payment of a sales charge.

                                                                                     See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor Shares were liquidated. On September 17, 2003, the Super-Institutional Shares were liquidated leaving two available classes of shares - Institutional Class Shares and Class A Investor Shares. The Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $74,638,400 of which $49,120,296 expires in the year 2009 and $25,518,104 expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $414,268 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and received a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also received a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.






                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2004, the Distributor retained sales charges in the amount of $115.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts. The Fund incurred $19,393 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Beginning          Ending
                                                        Total       Account Value    Account Value      Expenses Paid
                                                       Return     November 1, 2003  October 31, 2004   During Period^2
                                                       ------     ----------------  ----------------   ---------------

Actual return for Institutional Shares                  2.28%       $ 1,000.00         $ 1,022.80          $ 17.19
Actual return for Class A Investor Shares               1.99%       $ 1,000.00         $ 1,019.90          $ 19.69
Hypothetical return for Institutional Shares^1          5.00%       $ 1,000.00         $ 1,033.00          $ 17.28
Hypothetical return for Class A Investor Shares^1       5.00%       $ 1,000.00         $ 1,030.50          $ 19.80


  ^1 The hypothetical return of 5.00% is the annual return before expenses. ^2 Expenses are equal to the Fund's annualized expense ratio (1.70% and
      1.95% for the Institutional Shares and Class A Investor Shares, respectively) multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $24,230,990 and $35,087,171, respectively, for the year ended October 31, 2004.


NOTE 6 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $20,141 under these agreements.



















                                                                    (Continued)

                           THE CHESAPEAKE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $7,300 during the fiscal year ended October 31, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)


---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Jack E. Brinson, 72          Trustee     Since      Retired;  Previously,   President  of        3       Mr. Brinson serves as  an
                                         8/92       Brinson   Investment  Co.   (personal                Independent Trustee of the
                                                    investments)  and  President of                      following: The Nottingham
                                                    Brinson   Chevrolet,    Inc.                         Investment Trust II for the
                                                    (auto    dealership)                                 seven series of that trust;
                                                                                                         New  Providence Investment
                                                                                                         Trust for  the one series
                                                                                                         of   that  trust;  Hillman
                                                                                                         Capital         Management
                                                                                                         Investment  Trust  for the
                                                                                                         two series of  that trust;
                                                                                                         de  Leon  Funds  Trust for
                                                                                                         the  one  series  of  that
                                                                                                         trust;   MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for  the  one series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment  Trust
                                                                                                         II for the one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Theo H. Pitt, Jr., 68        Trustee     Since      Senior     Partner    of    Community        3       Mr.  Pitt  serves  as   an
                                         4/02       Financial  Institutions   Consulting,                Independent Trustee of the
                                                    since 1997; Account  Administrator of                following:  de Leon  Funds
                                                    Holden  Wealth  Management  Group  of                Trust for the one series of
                                                    Wachovia       Securities      (money                that Trust; Hillman Capital
                                                    management  firm),  since  September,                Management  Investment for
                                                    2003                                                 the  two  series  of  that
                                                                                                         Trust;        MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for the one  series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment Trust
                                                                                                         II for the  one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
W. Whitfield Gardner, 41     Chairman    Since      Chairman and Chief Executive  Officer        3                   None
Chief Executive Officer      and         6/96       of Gardner  Lewis  Asset  Management,
The Chesapeake Funds         Chief                  L.P.    (Advisor);    Chairman    and
285 Wilmington-West          Executive              Chief  Executive  Officer  of Gardner
Chester Pike                 Officer                Lewis    Asset    Management,    Inc.
Chadds Ford, Pennsylvania    (Principal             (investment advisor)
19317                        Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
*Basis of  Interestedness.  W.  Whitfield Gardner is an Interested Trustee because he is an officer and principal  owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)


---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
John L. Lewis, IV, 40        President   Since      President  of  Gardner   Lewis  Asset       n/a                  n/a
The Chesapeake Funds                     12/93      Management, L.P., since April 1990
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
C. Frank Watson, III, 34     Secretary   Secretary  President    and   Chief    Operating       n/a                  n/a
                             and         since      Officer  of  The  Nottingham  Company
                             Treasurer   5/96;      (Administrator  to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,   Chief  Operating
                             Financial   since      Officer of The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Julian G. Winters, 35        Assistant   Assistant  Vice      President,       Compliance       n/a                  n/a
                             Secretary   Secretary  Administration   of  The   Nottingham
                             and         since      Company, since 1998
                             Assistant   4/98;
                             Treasurer   Assistant
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
William D. Zantzinger, 42    Vice        Since      Manager of  Trading of Gardner  Lewis       n/a                  n/a
The Chesapeake Funds         President   12/93      Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


 /s/ Deloitte & Touche LLP

December 22, 2004

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Core Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


[BAR CHART HERE]


COMMON STOCKS - 99.55%

   Aerospace & Defense - 3.94%                             11,588,578
   Agriculture - 2.25%                                      6,613,425
   Apparel Manufacturing - 4.52%                           13,278,048
   Banks - 2.18%                                            6,415,692
   Broadcast - Cable - 4.86%                               14,287,215
   Commercial Services - 4.40%                             12,923,157
   Computers - 2.24%                                        6,573,662
   Electronics - Semiconductor - 5.72%                     16,829,736
   Entertainment - 1.46%                                    4,287,246
   Financial - Securities Broker - 1.80%                    5,302,682
   Financial Services - 13.94%                             40,994,793
   Food - Processing - 2.00%                                5,878,012
   Homebuilders - 1.82%                                     5,352,620
   Manufacturing - Miscellaneous - 6.20%                   18,225,615
   Medical Supplies - 8.98%                                26,401,744
   Oil & Gas - 2.45%                                        7,203,347
   Oil & Gas - Equipment & Services - 5.09%                14,952,376
   Pharmaceuticals - 4.62%                                 13,580,160
   Pharmaceutical Services - 2.20%                          6,470,523
   Retail - Department Stores - 2.38%                       7,007,802
   Retail - Specialty Line - 1.17%                          3,433,478
   Software & Services - 9.03%                             26,545,731
   Telecommunications Equipment - 6.30%                    18,518,785
   Investment Company - 0.49%                               1,432,024

      Liabilities in Excess of Other Assets - (0.04)%       (114,861)
      Net Assets                                          293,981,590

                                                              December 10, 2004


2004 FISCAL YEAR COMMENTARY


CHESAPEAKE CORE GROWTH FUND
November 1, 2003 to October 31, 2004


MARKET ENVIRONMENT. The Fund's fiscal year began with four consecutive months of gains, capping off a stock market rally that began in March of 2003 and subsided in early 2004. Since February 2004, there have been alternate periods of weakness and strength, and until recently the stock market could be described as `range-bound.' On the positive side, the economy was clearly in rebound mode and corporate earnings were on the rise as companies enjoyed the benefits of accelerating economic activity on the back of their cost cutting initiatives. Balanced against this were concerns about rising interest rates, rising oil prices, and the uncertainty associated with a very close presidential election. These offsetting forces resulted in a directionless market for the latter part of the Fund's fiscal year.

After a bout of nervousness that lasted through the Summer, investor sentiment began to improve in the Fall. With the culmination of the presidential election in November, investors began to come off the sidelines and revisit stocks. Corporate earnings developments showed that investor concern in the Summer was probably overblown, interest rates remained tame, and oil prices fell from their $55 per barrel highs. The stock market moved up and out of its 2004 trading range in early November, though it is still some 15% below the all-time highs it reached in mid-2000.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2003 and 2004 fiscal year-end holdings to those of the S&P 500.1

-------------------------------------- -------------- ------------- -------------- --------------
              Economic                    S&P 500         Fund         S&P 500         Fund
               Sector                   10/31/2003     10/31/2003    10/31/2004     10/31/2004
-------------------------------------- -------------- ------------- -------------- --------------
Consumer Discretionary                           11%           21%            11%            16%
Consumer Staples                                 11%            4%            11%             2%
Energy                                            5%            5%             7%             8%
Financials                                       22%           17%            21%            21%
Health Care                                      13%           17%            13%            16%
Industrials                                      11%            7%            12%             9%
Information Technology                           18%           27%            16%            26%
Materials                                         3%            2%             3%             2%
Telecom Services                                  3%            0%             3%             0%
Utilities                                         3%            0%             3%             0%
Cash                                              0%            0%             0%             0%
-------------------------------------- -------------- ------------- -------------- --------------
 Total                                          100%          100%           100%           100%
-------------------------------------- -------------- ------------- -------------- --------------

________________________
^1 For sector classifications,  the  Standard & Poor's Global Industry
   Classification Standard (GICS) is used.

Sector weights in the Fund were principally unchanged during the fiscal year. Consumer Discretionary exposure declined from 21% to 16%, driven to a large degree by profit taking, and ultimately liquidation, in the Sears position. Energy and Financials exposures increased mainly due to appreciation within those sectors of the Fund. The Fund's sector weights are generally limited to plus or minus 10% when compared to the S&P 500 in order to avoid outsized sector related risk, and to focus the investment process on stock selection rather than sector or market timing decisions.

During the Fund's fiscal year, all economic sectors in the S&P 500 posted profits, except for Information Technology; within the Fund all sectors were profitable except Information Technology and Consumer Discretionary. The Energy, Industrials, and Financials sectors were the most important contributors to Fund profits during the year. Within Energy, positions in Halliburton, Exxon, and BJ Services all contributed considerably to profits. Gains in Industrials came primarily from the Fund's positions in Boeing and Tyco. Capital One and Moody's led gains within the Financials sector. Losses in the Information Technology segment of the Fund were driven mostly by Semiconductor related investments - Teradyne, Applied Materials, and Agere Systems. Consumer Discretionary losses came primarily from the Fund's two e-commerce related positions, IAC/Interactive and Amazon.com.

The Fund's most important individual contributors to profits this fiscal year included QUALCOMM (wireless equipment), Halliburton (oil-field services), Tyco (capital goods), Adobe Systems (software), and St. Jude (medical instruments). Notable detractors included Teradyne (semiconductor equipment), IAC/Interactive (e-commerce), Applied Materials (semiconductor equipment), Seagate (hard drives), and Amazon.com (e-commerce).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to have normalized, evidenced by GDP (Gross Domestic Product) growth which has tapered from a torrid rate of 7.4% last fall to a more normal 3.7% rate at the end of September 2004. Unemployment has fallen from a high of 6.3% in June 2003 to 5.5% in October 2004, showing steady but gradual improvement; and while the Payroll data has been less consistent, it too has shown progress in recent months.

Consumer behavior appears solid as we near the all-important Christmas season, although luxury retailers are doing better than discounters. Consumers may feel pinched as the benefits of tax breaks fade after April 2005. And while oil has moved down from its $55 per barrel peak, the futures markets indicate expectations of $30+ per barrel for the foreseeable future. If this proves correct it will continue to damp consumer spending, particularly for the less affluent consumer.

It appears as though interest rates will continue to have an upward bias, and we believe the Fed has not completed its rate hikes. Given the combination of budget and trade deficits and a weaker dollar, we would not be surprised to see 10 year Treasury rates reach 5% in the coming months (compared to current rates of 4 1/4%). While none of this will necessarily undermine corporate profits or the broader economy, it has served to create a generally cautious outlook on the part of investors.

We have thought for some time that we are in a moderate growth economy and muted market environment, and we continue to believe that investment success will depend upon the identification of individual companies that can outperform their peers. This compares to prior periods where changes in the economic condition were as important to investors as changes occurring within individual companies. While other investment approaches might focus on economic factors, we concentrate on business prospects at the portfolio company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into the Fund's portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which we believe are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
___________________________                     ___________________________
W. Whitfield Gardner                            John L. Lewis, IV






































          Underwriter and Distributor: Capital Investment Group, Inc.,
                      P.O. Box 4365, Rocky Mount, NC 27803
                              Phone (800) 773-3863

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $10,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                               to October 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                          The Chesapeake               S&P 500 Total
                         Core Growth Fund               Return Index
--------------------------------------------------------------------------------
   9/29/1997                 $10,000                      $10,000
  10/31/1997                   9,780                        9,605
   4/30/1998                  11,310                       11,765
  10/31/1998                  10,529                       11,717
   4/30/1999                  14,055                       14,332
  10/31/1999                  15,678                       14,724
   4/30/2000                  21,064                       15,784
  10/31/2000                  21,806                       15,621
   4/30/2001                  19,324                       13,736
  10/31/2001                  15,094                       11,731
   4/30/2002                  15,915                       12,002
  10/31/2002                  13,362                        9,959
   4/30/2003                  14,209                       10,405
  10/31/2003                  18,135                       12,030
   4/30/2004                  18,749                       12,785
  10/31/2004                  18,908                       13,164



This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

        --------------- ---------------- ----------------------
                                             Since 9/29/97
           One Year       Five Years       (Commencement of
                                              Operations)
        --------------- ---------------- ----------------------
            4.26%            3.82%               9.40%
        --------------- ---------------- ----------------------



>>   The graph  assumes an initial  $10,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At October 31, 2004,  the value of the Fund would have increased to $18,908
     - a cumulative total investment return of 89.08% since September 29, 1997.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $13,164 - a cumulative total investment return of 31.64% since September 29, 1997.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                THE CHESAPEAKE CORE GROWTH FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.55%

Aerospace & Defense - 3.94%
     Rockwell Collins Inc. .....................................................                  144,250              $  5,116,548
     The Boeing Company ........................................................                  129,700                 6,472,030
                                                                                                                       ------------
                                                                                                                         11,588,578
                                                                                                                       ------------
Agriculture - 2.25%
     Monsanto Co. ..............................................................                  154,700                 6,613,425
                                                                                                                       ------------

Apparel Manufacturing - 4.52%
     Jones Apparel Group, Inc. .................................................                  167,000                 5,895,100
     Nike Inc. .................................................................                   90,800                 7,382,948
                                                                                                                       ------------
                                                                                                                         13,278,048
                                                                                                                       ------------
Banks - 2.18%
     Commerce Bancorp Inc. .....................................................                  108,300                 6,415,692
                                                                                                                       ------------

Broadcast - Cable - 4.86%
(a)  Comcast Corporation .......................................................                  289,141                 8,396,655
(a)  Time Warner Inc. ..........................................................                  354,000                 5,890,560
                                                                                                                       ------------
                                                                                                                         14,287,215
                                                                                                                       ------------
Commercial Services - 4.40%
     Cendant Corporation .......................................................                  322,600                 6,642,334
     Moody's Corporation .......................................................                   80,720                 6,280,823
                                                                                                                       ------------
                                                                                                                         12,923,157
                                                                                                                       ------------
Computers - 2.24%
(a)  Cisco Systems, Inc. .......................................................                  342,200                 6,573,662
                                                                                                                       ------------

Electronics - Semiconductor - 5.72%
(a)  Applied Materials, Inc. ...................................................                  430,500                 6,931,050
(a)  Micron Technology, Inc. ...................................................                  398,700                 4,856,166
(a)  Teradyne Inc. .............................................................                  304,500                 5,042,520
                                                                                                                       ------------
                                                                                                                         16,829,736
                                                                                                                       ------------
Entertainment - 1.46%
(a)  InterActive Corp. .........................................................                  198,300                 4,287,246
                                                                                                                       ------------

Financial - Securities Broker - 1.80%
     The Goldman Sachs Group, Inc. .............................................                   53,900                 5,302,682
                                                                                                                       ------------








                                                                                                                        (Continued)

                                                THE CHESAPEAKE CORE GROWTH FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Financial Services - 13.94%
     Capital One Financial Corporation .........................................                  123,200              $  9,087,232
     Citigroup Inc. ............................................................                  135,600                 6,016,572
     Freddie Mac ...............................................................                  101,300                 6,746,580
     MBNA Corporation ..........................................................                  280,100                 7,178,963
     Merrill Lynch & Co. Inc. ..................................................                  108,100                 5,830,914
     T Rowe Price Group Inc. ...................................................                  109,997                 6,134,532
                                                                                                                       ------------
                                                                                                                         40,994,793
                                                                                                                       ------------
Food - Processing - 2.00%
     Hershey Foods Corporation .................................................                  115,960                 5,878,012
                                                                                                                       ------------

Homebuilders - 1.82%
     Lennar Corporation - Class A ..............................................                  119,000                 5,352,620
                                                                                                                       ------------

Manufacturing - Miscellaneous - 6.20%
(a)  Corning Inc. ..............................................................                  757,100                 8,668,795
     Tyco International Ltd. ...................................................                  306,800                 9,556,820
                                                                                                                       ------------
                                                                                                                         18,225,615
                                                                                                                       ------------
Medical Supplies - 8.98%
(a)  Amgen Inc. ................................................................                   72,800                 4,135,040
(a)  Boston Scientific Corporation .............................................                  214,500                 7,571,850
(a)  St. Jude Medical, Inc. ....................................................                  139,315                10,667,350
(a)  Tenet Healthcare Corp. ....................................................                  375,700                 4,027,504
                                                                                                                       ------------
                                                                                                                         26,401,744
                                                                                                                       ------------
Oil & Gas - 2.45%
     Exxon Mobil Corp. .........................................................                  146,350                 7,203,347
                                                                                                                       ------------

Oil & Gas - Equipment & Services - 5.09%
     BJ Services Company .......................................................                  118,525                 6,044,775
     Halliburton Company .......................................................                  240,486                 8,907,601
                                                                                                                       ------------
                                                                                                                         14,952,376
                                                                                                                       ------------
Pharmaceuticals - 4.62%
     GlaxoSmithKline PLC .......................................................                  150,600                 6,385,440
     Teva Pharmaceutical Industries Ltd. - ADR .................................                  276,720                 7,194,720
                                                                                                                       ------------
                                                                                                                         13,580,160
                                                                                                                       ------------
Pharmaceutical Services - 2.20%
(a)  Caremark Rx, Inc. .........................................................                  215,900                 6,470,523
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Department Stores - 2.38%
           Target Corporation ..................................................                  140,100              $  7,007,802
                                                                                                                       ------------

      Retail - Specialty Line - 1.17%
      (a)  Amazon.com, Inc. ....................................................                  100,600                 3,433,478
                                                                                                                       ------------

      Software & Services - 9.03%
           Adobe Systems Inc. ..................................................                  141,300                 7,917,039
      (a)  BMC Software Inc. ...................................................                  158,050                 2,990,306
      (a)  Electronic Arts .....................................................                   71,125                 3,194,935
      (a)  Mercury Interactive Corp. ...........................................                  152,400                 6,618,732
           Microsoft Corp. .....................................................                  208,100                 5,824,719
                                                                                                                       ------------
                                                                                                                         26,545,731
                                                                                                                       ------------
      Telecommunications Equipment - 6.30%
      (a)  Juniper Networks Inc. ...............................................                  178,960                 4,762,126
           Motorola Inc. .......................................................                  400,000                 6,904,000
           QUALCOMM Incorporated ...............................................                  163,900                 6,852,659
                                                                                                                       ------------
                                                                                                                         18,518,785
                                                                                                                       ------------

           Total Common Stocks (Cost $282,198,873) ......................................................               292,664,427
                                                                                                                       ------------

INVESTMENT COMPANY - 0.49%

      AIM Liquid Assets Portfolio - Institutional Class ........................                1,432,024                 1,432,024
            (Cost $1,432,024)                                                                                          ------------

Total Value of Investments (Cost $283,630,897 (b)) .............................                   100.04 %            $294,096,451
Liabilities in Excess of Other Assets ..........................................                    (0.04)%                (114,861)
                                                                                                  -------              ------------
      Net Assets ...............................................................                   100.00 %            $293,981,590
                                                                                                  =======              ============

      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $284,141,211 Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

           Aggregate gross unrealized appreciation ......................................................               $ 22,287,431
           Aggregate gross unrealized depreciation ......................................................               (12,332,191)
                                                                                                                       ------------

                      Net unrealized appreciation .......................................................              $  9,955,240
                                                                                                                       ============

      The following acronym is used in this portfolio:
           ADR - American Depository Receipt

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2004


ASSETS
      Investments, at value (cost $283,630,897) ......................................................                 $294,096,451
      Income receivable ..............................................................................                       75,485
      Receivable for investments sold ................................................................                      159,656
      Receivable for fund shares sold ................................................................                      874,231
      Other assets ...................................................................................                       24,700
                                                                                                                       ------------

           Total assets ..............................................................................                  295,230,523
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       69,827
      Payable for investment purchases ...............................................................                      716,470
      Payable for fund shares redeemed ...............................................................                      418,249
      Other liability ................................................................................                       44,387
                                                                                                                       ------------

           Total liabilities .........................................................................                    1,248,933
                                                                                                                       ------------

NET ASSETS
      (applicable to 19,073,074 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                 $293,981,590
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($293,981,590 / 19,073,074 shares) .............................................................                 $      15.41
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $284,725,909
      Accumulated net realized loss on investments ...................................................                   (1,209,873)
      Net unrealized appreciation on investments .....................................................                   10,465,554
                                                                                                                       ------------
                                                                                                                       $293,981,590
                                                                                                                       ============


















See accompanying notes to financial statements

                                                THE CHESAPEAKE CORE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $  1,480,958
           Miscellaneous ................................................................................                       172
                                                                                                                       ------------

               Total income .............................................................................                 1,481,130
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                 1,927,390
           Fund administration fees (note 2) ............................................................                   144,554
           Distribution and service fees (note 3) .......................................................                   481,848
           Custody fees (note 2) ........................................................................                    38,447
           Registration and filing administration fees (note 2) .........................................                     7,656
           Fund accounting fees (note 2) ................................................................                    46,274
           Audit and tax preparation fees ...............................................................                    16,852
           Legal fees ...................................................................................                    11,193
           Securities pricing fees ......................................................................                     3,980
           Shareholder recordkeeping fees (note 2) ......................................................                    19,636
           Shareholder administrative fees (note 2) .....................................................                    12,500
           Shareholder servicing expenses ...............................................................                    27,480
           Registration and filing expenses .............................................................                    25,450
           Printing expenses ............................................................................                    52,804
           Schwab administrative fees (note 7) ..........................................................                    27,349
           Trustee fees and meeting expenses ............................................................                     8,084
           Other operating expenses .....................................................................                    16,993
                                                                                                                       ------------

               Total expenses ...........................................................................                 2,868,490
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 6) .....................................................                  (148,337)
                    Investment advisory fees waived (note 2) ............................................                   (39,574)
                    Distribution and service fees waived (note 3) .......................................                  (126,286)
                                                                                                                       ------------

               Net expenses .............................................................................                 2,554,293
                                                                                                                       ------------

                    Net investment loss .................................................................                (1,073,163)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 4,003,592
      Change in unrealized appreciation on investments ..................................................                    32,550
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 4,036,142
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  2,962,979
                                                                                                                       ============

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,

                                                                                       --------------------------------------------
                                                                                                    2004                  2003
                                                                                       --------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                   $ (1,073,163)          $   (214,532)
         Net realized gain from investment transactions .....................                      4,003,592                617,536
         Change in unrealized appreciation on investments ...................                         32,550             12,346,153
                                                                                                ------------           ------------

              Net increase in net assets resulting from operations ..........                      2,962,979             12,749,157
                                                                                                ------------           ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                    220,960,451             33,356,995
                                                                                                ------------           ------------

                     Total increase in net assets ...........................                    223,923,430             46,106,152

NET ASSETS

     Beginning of year ......................................................                     70,058,160             23,952,008
                                                                                                ------------           ------------

     End of year ............................................................                    $293,981,590          $ 70,058,160
                                                                                                 ============          ============


(a) A summary of capital share activity follows:

                                                          --------------------------------------------------------------------------
                                                                        2004                                    2003
                                                              Shares             Value                 Shares           Value
                                                          --------------------------------------------------------------------------

Shares sold ............................................     17,039,451      $ 262,572,029            3,215,309       $  41,907,939

Shares redeemed ........................................     (2,705,990)       (41,611,578)            (676,286)         (8,550,944)
                                                          -------------      -------------       --------------       -------------

     Net increase ......................................     14,333,461      $ 220,960,451            2,539,023       $  33,356,995
                                                          =============      =============        =============       =============














See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  February 28, February 29,
                                                          2004         2003        2002         2001 (a)      2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............       $   14.78    $   10.88    $   12.31    $   15.13    $   19.42    $  12.68

      Income (loss) from investment operations
        Net investment loss .....................           (0.06)       (0.05)       (0.07)       (0.02)       (0.08)      (0.07)
        Net realized and unrealized gain (loss) on
           investments ..........................            0.69         3.95        (1.35)       (2.80)       (2.10)       8.18
                                                        ---------    ---------    ---------    ---------    ---------    --------

           Total from investment operations .....            0.63         3.90        (1.42)       (2.82)       (2.18)       8.11
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Distributions to shareholders from
        Net realized gain from investment transactions       0.00         0.00        (0.01)        0.00        (2.11)      (1.37)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period ..................       $   15.41    $   14.78    $   10.88    $   12.31    $   15.13    $  19.42
                                                        =========    =========    =========    =========    =========    ========

Total return ....................................            4.26 %      35.72 %     (11.47)%     (18.69)%     (12.37)%     66.64 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) .........       $ 293,982    $  70,058    $  23,952    $  23,835    $  15,716    $ 11,542
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees        1.49 %       1.76 %       1.73 %       1.72 %(b)    1.80 %      2.25 %
        After expense reimbursements and waived fees         1.33 %       1.31 %       1.23 %       1.17 %(b)    1.25 %      1.15 %
      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees       (0.72)%      (1.06)%      (1.09)%      (0.86)%(b)   (1.06)%     (1.59)%
        After expense reimbursements and waived fees        (0.56)%      (0.61)%      (0.59)%      (0.31)%(b)   (0.50)%     (0.49)%

      Portfolio turnover rate ...................           59.54 %      71.04 %     110.65 %     105.88 %     136.22 %    130.44 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1)
(b)   Annualized.

See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $693,711 which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,073,163 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                    (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $39,574 ($0.01 per share) for the year ended October 31, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust:
     0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.












                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived $126,286 of these fees for the year ended October 31, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.



                                                         Beginning             Ending
                                             Total     Account Value        Account Value     Expenses Paid
                                            Return    November 1, 2003    October 31, 2004   During Period*
                                            ------    ----------------    ----------------   --------------
Actual return of                             4.26%       $1,000.00           $ 1,042.60         $ 13.58
Hypothetical return before expenses of       5.00%       $1,000.00           $ 1,036.70         $ 13.54


     * Expenses are equal to the Fund's annualized expense ratio of 1.33% multiplied by the average account value over the period.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $332,273,615 and $113,112,173, respectively, for the year ended October 31, 2004.


NOTE 6 - EXPENSE REDUCTION

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $148,337 under these agreements.


NOTE 7 - OTHER CONTRACTUAL EXPENSES

     The Trust is a party to an operating agreement dated May 31, 1995 between the Trust and Charles Schwab & Co., Inc. ("Schwab"), which agreement was amended by that certain amendment to operating agreement dated March 1, 2003 and services agreement dated March 1, 2003. Pursuant to the terms of the Schwab agreements, shares of the Trust's Funds are available for purchase and redemption by Schwab's brokerage customers through participation in Schwab's mutual fund marketplace. Under the terms of the Schwab agreements, Schwab performs certain services related to distribution of the Funds shares and certain non-distribution and administrative services for the Fund in exchange for payment of fees to Schwab. The
     Transfer Agent treats all Schwab account holders as a single shareholder, with Schwab further providing shareholder administrative services with respect to each of its account holders holding Fund shares. The Fund currently pays a portion of the Schwab fees allocable to both distribution services and administrative services pursuant to the Fund's written distribution plan adopted pursuant to rule 12b-1 of the 1940 Act.
























                                                                    (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $7,300 during the fiscal year ended October 31, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Jack E. Brinson, 72          Trustee     Since      Retired;  Previously,   President  of        3       Mr. Brinson serves as  an
                                         8/92       Brinson   Investment  Co.   (personal                Independent Trustee of the
                                                    investments)  and  President of                      following: The Nottingham
                                                     Brinson   Chevrolet,    Inc.                        Investment Trust II for the
                                                    (auto    dealership)                                 seven series of that trust;
                                                                                                         New  Providence Investment
                                                                                                         Trust for  the one series
                                                                                                         of   that  trust;  Hillman
                                                                                                         Capital         Management
                                                                                                         Investment  Trust  for the
                                                                                                         two series of  that trust;
                                                                                                         de  Leon  Funds  Trust for
                                                                                                         the  one  series  of  that
                                                                                                         trust;   MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for  the  one series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment  Trust
                                                                                                         II for the one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Theo H. Pitt, Jr., 68        Trustee     Since      Senior     Partner    of    Community        3       Mr.  Pitt  serves  as   an
                                         4/02       Financial  Institutions   Consulting,                Independent Trustee of the
                                                    since 1997; Account  Administrator of                following:  de Leon  Funds
                                                    Holden  Wealth  Management  Group  of                Trust for the one series of
                                                    Wachovia       Securities      (money                that Trust; Hillman Capital
                                                    management  firm),  since  September,                Management  Investment for
                                                    2003                                                 the  two  series  of  that
                                                                                                         Trust;        MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for the one  series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment Trust
                                                                                                         II for the  one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
W. Whitfield Gardner, 41     Chairman    Since      Chairman and Chief Executive  Officer        3                   None
Chief Executive Officer      and         6/96       of Gardner  Lewis  Asset  Management,
The Chesapeake Funds         Chief                  L.P.    (Advisor);    Chairman    and
285 Wilmington-West          Executive              Chief  Executive  Officer  of Gardner
Chester Pike                 Officer                Lewis    Asset    Management,    Inc.
Chadds Ford, Pennsylvania    (Principal             (investment advisor)
19317                        Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
*Basis of  Interestedness.  W.  Whitfield Gardner is an Interested Trustee because he is an officer and principal  owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                        (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
John L. Lewis, IV, 40        President   Since      President  of  Gardner   Lewis  Asset       n/a                  n/a
The Chesapeake Funds                     12/93      Management, L.P., since April 1990
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
C. Frank Watson, III, 34     Secretary   Secretary  President    and   Chief    Operating       n/a                  n/a
                             and         since      Officer  of  The  Nottingham  Company
                             Treasurer   5/96;      (Administrator  to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,   Chief  Operating
                             Financial   since      Officer of The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Julian G. Winters, 35        Assistant   Assistant  Vice      President,       Compliance       n/a                  n/a
                             Secretary   Secretary  Administration   of  The   Nottingham
                             and         since      Company, since 1998
                             Assistant   4/98;
                             Treasurer   Assistant
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
William D. Zantzinger, 42    Vice        Since      Manager of  Trading of Gardner  Lewis       n/a                  n/a
The Chesapeake Funds         President   12/93      Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

December 22, 2004

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are described in the table below. These amounts represent aggregate fees billed by the registrants' independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.
         ----------------------------------------- --------------- -------------
                      FUND                              2003           2004
         ----------------------------------------- --------------- -------------
         The Chesapeake Aggressive Growth Fund        $18,600        $16,925
         ----------------------------------------- --------------- -------------
         The Chesapeake Growth Fund                   $19,900        $16,925
         ----------------------------------------- --------------- -------------
         The Chesapeake Core Growth Fund              $11,700        $14,500
         ----------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended October 31, 2003 and October 31, 2004 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are described in the table below. These services were for the completion of each fund's federal, state, and excise tax returns.

         ----------------------------------------- --------------- -------------
                      FUND                              2003           2004
         ----------------------------------------- --------------- -------------
         The Chesapeake Aggressive Growth Fund         $4,650         $4,875
         ----------------------------------------- --------------- -------------
         The Chesapeake Growth Fund                    $4,650         $4,875
         ----------------------------------------- --------------- -------------
         The Chesapeake Core Growth Fund               $4,650         $4,875
         ----------------------------------------- --------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.


    (2)  There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


 (f)     Not Applicable.

 (g) There were no non-audit fees billed by the Accountant for services rendered to the registrant, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.


 (h)     Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.

Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)     /s/ C. Frank Watson III
                              __________________________________
                              C. Frank Watson III
                              Secretary, Treasurer and Principal Financial
                              Officer (as of the end of the
                              period covered by this report)


Date: March 14, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ W. Whitfield Gardner
                              __________________________________
                              W. Whitfield Gardner
                              Trustee, Chairman and Principal Executive Officer
                              Gardner Lewis Investment Trust

Date: March 11, 2005




By:  (Signature and Title)    /s/ C. Frank Watson III
                              __________________________________
                              C. Frank Watson III
                              Secretary,  Treasurer and  Principal  Financial
                              Officer (as of the end of the period covered by
                              this report) Gardner Lewis Investment Trust

Date: March 14, 2005